FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk
Short-term liabilities	$ 15,730	$ 10,587
Accounts payables and accrued liabilities	15,193	6,988
Lease liabilities	2,323	1,076	$ 609
Borrowings	2,129	$ 1,793	$ 4,502
Account payables and accrued liabilities, contractual cash flows	15,193
Lease liabilities, contractual cash flows	2,795
Borrowings, contractual cash flows	2,607
0 to 12 months
Liquidity risk
Accounts payables and accrued liabilities	15,193
Lease liabilities	428
Borrowings	276
12 to 24 months
Liquidity risk
Lease liabilities	413
Borrowings	1,777
more than 24 months
Liquidity risk
Lease liabilities	1,954
Borrowings	$ 554